Investments (Valuation Allowance Rollforward by Portfolio Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Mortgage Loans on Real Estate [Line Items]
Beginning Balance	$ 322	$ 347	$ 481
Provision (release)	12	(13)	(86)
Charge-offs, net of recoveries	(29)	(12)	(37)
Transfers to held-for-sale	0	0	(11)
Ending Balance	305	322	347
Commercial
Mortgage Loans on Real Estate [Line Items]
Beginning Balance	258	293	398
Provision (release)	(11)	(35)	(92)
Charge-offs, net of recoveries	(23)	0	(13)
Transfers to held-for-sale	0	0	0
Ending Balance	224	258	293
Agricultural
Mortgage Loans on Real Estate [Line Items]
Beginning Balance	44	52	81
Provision (release)	(4)	4	0
Charge-offs, net of recoveries	(1)	(12)	(24)
Transfers to held-for-sale	0	0	(5)
Ending Balance	39	44	52
Residential
Mortgage Loans on Real Estate [Line Items]
Beginning Balance	20	2	2
Provision (release)	27	18	6
Charge-offs, net of recoveries	(5)	0	0
Transfers to held-for-sale	0	0	(6)
Ending Balance	$ 42	$ 20	$ 2